GOODWILL - Textual (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 7,348,587	$ 7,318,594	$ 6,901,056
Impairment	$ 13,041
Explanation of period over which management has projected cash flows	Such calculations used cash flow projections, covering periods from 5 to 20 years.
Banco Bilbao Vizcaya Argentaria S.A. Panama [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	98.92%
Grupo Financiero Reformador de Guatemala [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Banco de Credito y Desarrollo Social [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	94.99%
Medios de Pago MP S.A [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements	$ 853,401
COINCA Corporation Inc [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Percentage of voting equity interests acquired	100.00%
Concesionaria Panamericana S.A.S.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	$ 106,874	119,915
Recoverable amount of asset or cash-generating unit	177,526
Impairment	13,041
Book value of cash-generating unit	190,567
Leasing Bogota Panama S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	5,148,935	5,105,901
Recoverable amount of asset or cash-generating unit	$ 21,490,101
Explanation of period over which management has projected cash flows	10 year projection
Book value of cash-generating unit	$ 14,611,105
Growth rate used to extrapolate cash flow projections	3.00%
Discount rate applied to cash flow projections	11.50%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 18,763,763
Exceeds the Book Value Of Cash generating Unit	6,878,995
Banco de Bogota S.A. over Megabanco
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	465,905	465,905
Recoverable amount of asset or cash-generating unit	$ 11,106,623
Explanation of period over which management has projected cash flows	5-year projection
Book value of cash-generating unit	$ 8,239,489
Growth rate used to extrapolate cash flow projections	3.30%
Discount rate applied to cash flow projections	13.00%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 10,030,439
Exceeds the Book Value Of Cash generating Unit	2,867,134
Sociedad Administradora de Fondos de Pensiones y Cesantias Porvenir S.A.
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	538,231	$ 538,231
Recoverable amount of asset or cash-generating unit	$ 5,731,871
Explanation of period over which management has projected cash flows	20 years projection
Book value of cash-generating unit	$ 3,472,787
Growth rate used to extrapolate cash flow projections	3.20%
Discount rate applied to cash flow projections	12.00%
Increase decrease in discount rate applied to cash flow projections	1.00%
Recoverable value if discount rate was 1.0% higher	$ 5,128,364
Exceeds the Book Value Of Cash generating Unit	$ 2,259,084